INTANGIBLE ASSETS - Additional Information (Detail) - Branded Online Inc dba Nogin [Member] - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Jul. 16, 2018	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets useful life	3 years
Capitalized contract cost amortization			$ 333	$ 361	$ 667	$ 623
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets		$ 116	$ 30	$ 44	$ 91	$ 131
Contract Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets useful life	3 years
Contract Acquisition [Member] | Master Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	$ 2,000